Consolidated statement of financial position - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	R$ 171,045	R$ 106,627
Marketable securities		4,038
Derivative financial instruments	7,180	5,906
Accounts receivable and others	183,350	125,320
Inventories	138,778	97,068
Biological assets	115,553	99,881
Transactions with related parties	701	1,987
Total current assets	616,607	440,827
Non-current assets held for sale	25,857
Noncurrent assets
Biological assets	25,444	23,235
Restricted marketable securities	5,044	9,114
Derivative financial instruments	1,746	1,013
Deferred taxes	23,282	20,510
Accounts receivable and others	262,387	203,533
Investment properties	858,261	548,717
Transactions with related parties	1,511
Investments	5,742	1,256
Property, plant and equipment	115,925	107,852
Intangible assets	1,469	1,557
Right-of-use of assets	101,093
Total noncurrent assets	1,401,904	916,787
Total assets	2,044,368	1,357,614
Current liabilities
Trade accounts payable and others	111,170	92,954
Loans, financing and debentures	217,274	76,608
Salaries and payroll obligations	19,600	17,093
Derivative financial instruments	18,333	11,055
Other liabilities	5,017
Transactions with related parties	2,849	2,405
Leases payable	25,849	26,503
Total current liabilities	400,092	226,618
Noncurrent liabilities
Trade accounts payable and others	28,002	19,451
Loans, financing and debentures	296,839	209,245
Deferred taxes	34,031
Leases payable	126,514	20,943
Derivative financial instruments	1,462
Provision for legal claims	1,485	824
Other liabilities	34,374
Total noncurrent liabilities	522,707	250,463
Total liabilities	922,799	477,081
Equity
Capital	699,811	584,224
Capital reserves	(34,292)	3,645
Treasury shares	(31,501)	(35,208)
Income reserves	358,606	281,052
Additional dividends proposed	13,606	7,944
Other comprehensive income	115,339	38,876
Total equity	1,121,569	880,533
Total liabilities and equity	R$ 2,044,368	R$ 1,357,614